Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2025
Land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	50 years
Software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	18 years
Software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	65 years
Technologies [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	1 year
Technologies [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	10 years
Patents [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	2 years
Patents [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	10 years
Licence [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	20 years
Long-term contract [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	9 years 3 months